Share-based Payments - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2020 GBP (£) shares	Jun. 30, 2019 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 800,000	£ 800,000	£ 1,700,000	£ 1,200
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			2,186,780
Share options granted, vesting period			4 years
U.S Share Option Sub-Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				1,088,150